JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 136.9% (94.6% of Total Investments)

	COMMON STOCKS – 39.4% (27.2% of Total Investments)

	Aerospace & Defense – 1.5%

10,669	General Dynamics Corp, (2)	$1,937,064
11,488	Thales SA, (3)	1,140,177
	Total Aerospace & Defense	3,077,241

	Air Freight & Logistics – 1.2%

47,413	Deutsche Post AG, (3)	2,601,118

	Automobiles – 0.7%

26,787	General Motors Co, (4)	1,539,181

	Banks – 4.9%

190,385	Bank Leumi Le-Israel BM, (3), (4)	1,254,076
34,050	Bank of America Corp	1,317,394
34,423	Citigroup Inc	2,504,273
129,016	ING Groep NV	1,577,866
14,986	JPMorgan Chase & Co	2,281,319
149,093	Oversea-Chinese Banking Corp Ltd, (3)	1,304,416
	Total Banks	10,239,344

	Capital Markets – 0.5%

66,976	Deutsche Boerse AG, (3)	1,108,587

	Chemicals – 2.1%

7,860	Air Liquide SA, (3)	1,283,348
17,442	DuPont de Nemours Inc	1,347,918
32,731	Nutrien Ltd	1,763,260
	Total Chemicals	4,394,526

	Communications Equipment – 0.7%

27,837	Cisco Systems Inc	1,439,451

	Construction & Engineering – 0.6%

29,941	Bouygues SA, (3)	1,199,276

	Electric Utilities – 0.4%

15,283	Evergy Inc	909,797

	Electrical Equipment – 0.6%

9,061	Eaton Corp PLC	1,252,955

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd, (4)	13,082

	Entertainment – 0.8%

2,099	Metro-Goldwyn-Mayer Inc, (3), (4)	214,098
2,457	Nintendo Co Ltd, (3)	1,384,852
	Total Entertainment	1,598,950

	Food & Staples Retailing – 1.5%

46,800	Seven & i Holdings Co Ltd, (3)	1,889,849
9,300	Walmart Inc	1,263,219
	Total Food & Staples Retailing	3,153,068

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)	Value

	Food Products – 0.6%

649,500	Tingyi Cayman Islands Holding Corp, (3)	$1,194,252

	Health Care Equipment & Supplies – 0.6%

10,382	Medtronic PLC	1,226,426

	Health Care Providers & Services – 1.9%

6,770	Anthem Inc	2,430,091
20,384	Fresenius Medical Care AG & Co KGaA, (3)	1,501,516
6,140	Millennium Health LLC, (4), (5)	6,539
5,767	Millennium Health LLC, (4), (5)	5,854
	Total Health Care Providers & Services	3,944,000

	Hotels, Restaurants & Leisure – 0.9%

55,426	24 Hour Fitness Worldwide Inc, (3)	138,565
116,526	24 Hour Fitness Worldwide Inc, (3), (4)	247,618
10,307	Darden Restaurants Inc	1,463,594
	Total Hotels, Restaurants & Leisure	1,849,777

	Household Durables – 1.3%

25,888	PulteGroup Inc	1,357,567
516,398	Taylor Wimpey PLC, (3)	1,283,921
	Total Household Durables	2,641,488

	Industrial Conglomerates – 0.9%

11,157	Siemens AG, (3)	1,833,223

	Insurance – 2.3%

30,878	Ageas SA/NV, (3)	1,864,604
5,964	Allianz SE, (3)	1,516,974
6,022	Everest Re Group Ltd	1,492,312
	Total Insurance	4,873,890

	Media – 1.7%

24,320	Clear Channel Outdoor Holdings Inc, (4)	43,776
36,348	Comcast Corp, Class A, (2)	1,966,790
1	Cumulus Media Inc, (4)	9
83,400	Hakuhodo DY Holdings Inc, (3)	1,392,959
655,185	Hibu plc, (3), (4)	104,830
3,185	Tribune Co, (4), (5)	3
	Total Media	3,508,367

	Multiline Retail – 0.0%

1	Belk Inc, (3), (4)	18

	Multi-Utilities – 0.6%

102,337	National Grid PLC, (3)	1,214,798

	Oil, Gas & Consumable Fuels – 1.7%

13,455	Chevron Corp	1,409,950
98,059	Enterprise Products Partners LP, (2)	2,159,259
	Total Oil, Gas & Consumable Fuels	3,569,209

	Pharmaceuticals – 2.4%

26,298	AstraZeneca PLC, Sponsored ADR	1,307,537
27,464	Bristol-Myers Squibb Co, (2)	1,733,802
57,748	GlaxoSmithKline PLC, Sponsored ADR	2,061,026
	Total Pharmaceuticals	5,102,365

	Semiconductors & Semiconductor Equipment – 1.5%

1,767	Broadcom Inc	819,287
27,294	Infineon Technologies AG, (3)	1,161,294

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment (continued)

19,639	Intel Corp	$1,256,896
	Total Semiconductors & Semiconductor Equipment	3,237,477

	Software – 2.1%

9,682	Microsoft Corp, (2)	2,282,725
28,551	Oracle Corp, (2)	2,003,424
	Total Software	4,286,149

	Specialty Retail – 1.9%

39,059	Industria de Diseno Textil SA, (3)	1,290,507
6,379	Lowe’s Cos Inc	1,213,158
1,036,000	Topsports International Holdings Ltd, 144A, (3)	1,544,801
	Total Specialty Retail	4,048,466

	Technology Hardware, Storage & Peripherals – 1.1%

34,017	Samsung Electronics Co Ltd, (3)	2,203,220

	Tobacco – 0.5%

11,879	Philip Morris International Inc	1,054,142

	Trading Companies & Distributors – 1.0%

97,800	Mitsui & Co Ltd, (3)	2,041,118

	Wireless Telecommunication Services – 0.9%

66,071	SK Telecom Co Ltd, Sponsored ADR	1,799,113
	Total Common Stocks (cost $61,007,679)	82,154,074

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 36.0% (24.9% of Total Investments)

	Health Care – 3.1%

23,010	Healthcare Realty Trust Inc	$697,663
100,330	Healthpeak Properties Inc	3,184,475
36,170	Welltower Inc	2,590,857
	Total Health Care	6,472,995

	Hotels – 1.6%

49,035	DiamondRock Hospitality Co, (4)	505,060
179,045	Sunstone Hotel Investors Inc, (4)	2,230,901
25,240	Xenia Hotels & Resorts Inc, (4)	492,180
	Total Hotels	3,228,141

	Industrial – 4.4%

57,280	Duke Realty Corp	2,401,751
48,480	First Industrial Realty Trust Inc	2,219,899
42,433	Prologis Inc	4,497,898
	Total Industrial	9,119,548

	Office – 4.7%

19,585	Alexandria Real Estate Equities Inc	3,217,816
21,805	Boston Properties Inc	2,207,974
50,545	Douglas Emmett Inc	1,587,113
33,610	Highwoods Properties Inc	1,443,213
21,050	Hudson Pacific Properties Inc	571,087
10,465	SL Green Realty Corp	732,445
	Total Office	9,759,648

	Residential – 9.3%

108,945	American Homes 4 Rent, Class A	3,632,226
62,411	Apartment Income REIT Corp	2,668,695
18,475	AvalonBay Communities Inc	3,408,822

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Shares	Description (1)				Value

	Residential (continued)

19,565	Camden Property Trust				$2,150,389
27,355	Equity LifeStyle Properties Inc				1,740,872
33,710	Equity Residential				2,414,647
108,015	Invitation Homes Inc				3,455,400
	Total Residential				19,471,051

	Retail – 3.5%

6,610	Federal Realty Investment Trust				670,585
53,495	Kimco Realty Corp				1,003,031
59,450	Macerich Co				695,565
31,540	Regency Centers Corp				1,788,633
21,640	Simon Property Group Inc				2,461,983
25,220	Weingarten Realty Investors				678,670
	Total Retail				7,298,467

	Specialized – 9.4%

16,050	CoreSite Realty Corp				1,923,593
65,210	CubeSmart				2,466,894
15,215	Digital Realty Trust Inc				2,142,881
9,170	Equinix Inc				6,231,840
24,377	Life Storage Inc				2,095,203
16,970	Public Storage				4,187,517
20,565	VICI Properties Inc				580,756
	Total Specialized				19,628,684
	Total Real Estate Investment Trust Common Stocks (cost $57,652,042)				74,978,534

Principal Amount (000) (6)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 30.7% (21.2% of Total Investments)

	Angola – 0.5%

$335	Angolan Government International Bond, 144A	8.250%	5/09/28	Caa1	$320,896
400	Angolan Government International Bond, Reg S	8.000%	11/26/29	CCC+	374,774
320	Angolan Government International Bond, 144A	9.375%	5/08/48	Caa1	301,056
	Total Angola				996,726

	Argentina – 0.6%

56	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	20,024
837	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	280,169
1,326	Argentine Republic Government International Bond	0.125%	7/09/35	CCC+	395,715
290	Argentine Republic Government International Bond	0.125%	7/09/41	CCC+	99,850
174	Provincia de Cordoba, 144A	3.000%	12/10/25	CCC+	118,797
76	YPF SA, 144A	8.750%	4/04/24	CCC	60,231
115	YPF SA, 144A	8.500%	3/23/25	CCC+	94,014
50	YPF SA, Reg S	8.500%	7/28/25	CCC	35,000
139	YPF SA, 144A	6.950%	7/21/27	CCC+	84,269
20	YPF SA, Reg S	6.950%	7/21/27	CCC+	12,125
80	YPF SA, 144A	7.000%	12/15/47	CCC+	45,200
	Total Argentina				1,245,394

	Armenia – 0.2%

255	Republic of Armenia International Bond, Reg S	7.150%	3/26/25	Ba3	281,331
200	Republic of Armenia International Bond, 144A	3.600%	2/02/31	Ba3	182,856
	Total Armenia				464,187

	Azerbaijan – 0.7%

150	International Bank of Azerbaijan OJSC, Reg S	3.500%	9/01/24	B–	147,347
545	Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	539,011
200	Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	236,492
385	Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	455,224
	Total Azerbaijan				1,378,074

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Bahrain – 0.5%

$200		Bahrain Government International Bond, 144A	7.375%	5/14/30	B+	$222,020
275		Bahrain Government International Bond, 144A	5.625%	9/30/31	B+	271,230
310		Bahrain Government International Bond, Reg S	5.625%	9/30/31	B+	305,750
200		Bahrain Government International Bond, 144A	6.250%	1/25/51	B+	185,488
		Total Bahrain				984,488

		Bermuda – 0.1%

200		Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	231,280

		Brazil – 1.5%

255		Banco do Brasil SA/Cayman, 144A	4.750%	3/20/24	Ba2	270,354
200		Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	211,800
200		Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BB+	200,934
210		Brazilian Government International Bond	5.000%	1/27/45	Ba2	199,513
200		Brazilian Government International Bond	4.750%	1/14/50	Ba2	181,614
200		BRF SA, 144A	4.875%	1/24/30	Ba2	204,000
225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	Ba2	229,837
200		Centrais Eletricas Brasileiras SA, 144A	4.625%	2/04/30	BB–	199,802
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB	402,900
200		MARB BondCo PLC, 144A	3.950%	1/29/31	BB	190,150
100		Petrobras Global Finance BV	5.600%	1/03/31	Ba2	105,380
100		Petrobras Global Finance BV	6.900%	3/19/49	Ba2	109,500
170		Petrobras Global Finance BV	6.750%	6/03/50	Ba2	181,475
200		Rede D’or Finance Sarl, 144A	4.500%	1/22/30	BB	196,316
205		Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	215,500
100		Vale Overseas Ltd	3.750%	7/08/30	BBB	104,389
		Total Brazil				3,203,464

		Bulgaria – 0.1%

135	EUR	Bulgaria Government International Bond, Reg S	1.375%	9/23/50	Baa1	153,728

		Chile – 0.5%

205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB	228,625
515		Empresa Nacional del Petroleo, Reg S	3.750%	8/05/26	A–	541,658
180		VTR Comunicaciones SpA, 144A	5.125%	1/15/28	BB+	188,154
		Total Chile				958,437

		China – 1.1%

200		Alibaba Group Holding Ltd	3.250%	2/09/61	A+	185,069
420		China Government International Bond, 144A	2.250%	10/21/50	N/R	366,643
200		Country Garden Holdings Co Ltd, Reg S	5.625%	1/14/30	BBB–	216,495
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	222,686
200		Prosus NV, 144A	4.027%	8/03/50	BBB–	181,909
390		Sinopec Group Overseas Development 2018 Ltd, Reg S	3.350%	5/13/50	A+	372,567
200		Tencent Holdings Ltd, 144A	2.390%	6/03/30	A+	193,157
200		Tencent Holdings Ltd, Reg S	3.240%	6/03/50	A+	184,158
200		Times China Holdings Ltd, Reg S	6.200%	3/22/26	BB–	203,595
200		Yuzhou Group Holdings Co Ltd, Reg S	7.700%	2/20/25	BB–	172,072
		Total China				2,298,351

		Colombia – 0.7%

320		Bancolombia SA	3.000%	1/29/25	Baa2	326,880
270		Colombia Government International Bond	3.000%	1/30/30	Baa2	264,430
200		Colombia Government International Bond	3.125%	4/15/31	Baa2	195,872
400		Colombia Government International Bond	4.125%	5/15/51	Baa2	380,536
85		Ecopetrol SA	6.875%	4/29/30	BBB–	103,479
180		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	200,156
		Total Colombia				1,471,353

		Costa Rica – 0.2%

435		Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	437,179

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Cote d’Ivoire – 0.3%

$395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	$402,614
200	EUR	Ivory Coast Government International Bond, Reg S	6.875%	10/17/40	Ba3	245,535
		Total Cote d’Ivoire				648,149

		Croatia – 0.9%

185	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BBB–	250,054
185	EUR	Croatia Government International Bond, Reg S	2.700%	6/15/28	BBB–	249,353
415	EUR	Croatia Government International Bond, Reg S	1.125%	6/19/29	BBB–	499,421
715	EUR	Croatia Government International Bond, Reg S	1.500%	6/17/31	BBB–	881,875
		Total Croatia				1,880,703

		Dominican Republic – 0.9%

150		Dominican Republic International Bond, 144A	4.875%	9/23/32	BB–	153,000
305		Dominican Republic International Bond, 144A	5.300%	1/21/41	BB–	299,663
425		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB–	500,437
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB–	320,450
250		Dominican Republic International Bond, 144A	6.400%	6/05/49	BB–	261,625
300		Dominican Republic International Bond, Reg S	6.400%	6/05/49	BB–	313,950
		Total Dominican Republic				1,849,125

		Ecuador – 0.3%

110		Ecuador Government International Bond, 144A	0.500%	7/31/30	B–	63,892
119		Ecuador Government International Bond, 144A	0.000%	7/31/30	B–	47,538
808		Ecuador Government International Bond, 144A	0.500%	7/31/35	B–	367,579
467		Ecuador Government International Bond, 144A	0.500%	7/31/40	B–	202,069
		Total Ecuador				681,078

		Egypt – 0.8%

200		Egypt Government International Bond, 144A	3.875%	2/16/26	B	192,760
1,155		Egypt Government International Bond, Reg S	7.903%	2/21/48	B+	1,086,229
205		Egypt Government International Bond, 144A	8.875%	5/29/50	B+	209,043
200		Egypt Government International Bond, 144A	7.500%	2/16/61	B	180,750
		Total Egypt				1,668,782

		El Salvador – 0.1%

45		El Salvador Government International Bond, Reg S	6.375%	1/18/27	B+	44,505
75		El Salvador Government International Bond, Reg S	8.250%	4/10/32	B+	77,550
190		El Salvador Government International Bond, 144A	7.125%	1/20/50	B–	169,575
		Total El Salvador				291,630

		Ethiopia – 0.2%

385		Ethiopia International Bond, Reg S	6.625%	12/11/24	B2	353,846

		Gabon – 0.5%

238		Gabon Government International Bond, Reg S	6.375%	12/12/24	CCC	246,708
455		Gabon Government International Bond, 144A	6.625%	2/06/31	Caa1	439,084
455		Gabon Government International Bond, Reg S	6.625%	2/06/31	CCC	438,514
		Total Gabon				1,124,306

		Georgia – 0.3%

535		Georgia Government International Bond, Reg S	6.875%	4/12/21	BB	534,823

		Ghana – 0.6%

435		Ghana Government International Bond, 144A, (WI/DD)	7.750%	4/07/29	N/R	430,650
355		Ghana Government International Bond, Reg S	7.625%	5/16/29	B	347,998
200		Ghana Government International Bond, Reg S	7.875%	2/11/35	B–	185,588
250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	231,070
		Total Ghana				1,195,306

		Honduras – 0.2%

200		Honduras Government International Bond, Reg S	7.500%	3/15/24	BB–	217,000

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Honduras (continued)

$150		Honduras Government International Bond, 144A	5.625%	6/24/30	BB–	$156,750
		Total Honduras				373,750

		Hong Kong – 0.1%

200		AIA Group Ltd, 144A	3.200%	9/16/40	A	196,761

		Hungary – 0.5%

82		Hungary Government International Bond	5.375%	2/21/23	BBB	89,405
66		Hungary Government International Bond	5.750%	11/22/23	BBB	74,593
550	EUR	Hungary Government International Bond, Reg S	1.625%	4/28/32	BBB	689,846
140	EUR	Hungary Government International Bond, Reg S	1.500%	11/17/50	BBB	154,856
		Total Hungary				1,008,700

		India – 0.2%

200		Bharti Airtel Ltd, Reg S	4.375%	6/10/25	BBB–	214,739
200		Greenko Dutch BV, Reg S	5.250%	7/24/24	Ba1	207,254
		Total India				421,993

		Indonesia – 0.8%

425		Indonesia Government International Bond, Reg S	3.375%	4/15/23	BBB	445,893
100	EUR	Indonesia Government International Bond	1.100%	3/12/33	BBB	113,417
200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	208,250
250		Minejesa Capital BV, Reg S	5.625%	8/10/37	Baa3	261,563
375		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	4.125%	5/15/27	Baa2	402,832
200		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	5.250%	5/15/47	Baa2	219,250
		Total Indonesia				1,651,205

		Israel – 0.8%

85		Energean Israel Finance Ltd, 144A, Reg S	4.500%	3/30/24	Ba3	85,634
80		Energean Israel Finance Ltd	4.875%	3/30/26	Ba3	80,474
295		Israel Electric Corp Ltd, 144A, Reg S	5.000%	11/12/24	BBB	331,335
807		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	895,770
87		Leviathan Bond Ltd, 144A, Reg S	6.125%	6/30/25	BB	94,377
127		Leviathan Bond Ltd, 144A, Reg S	6.500%	6/30/27	BB	138,983
75		Leviathan Bond Ltd, 144A, Reg S	6.750%	6/30/30	BB	82,424
		Total Israel				1,708,997

		Jordan – 0.3%

200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	204,088
425		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	433,755
		Total Jordan				637,843

		Macedonia – 0.5%

515	EUR	North Macedonia Government International Bond, Reg S	3.975%	7/24/21	BB+	609,959
100	EUR	North Macedonia Government International Bond, Reg S	2.750%	1/18/25	BB+	122,533
315	EUR	North Macedonia Government International Bond, 144A	3.675%	6/03/26	BB+	404,403
		Total Macedonia				1,136,895

		Malaysia – 0.2%

200		Petronas Capital Ltd, 144A	3.500%	4/21/30	A2	213,922
205		Petronas Capital Ltd, 144A	4.550%	4/21/50	A2	242,561
		Total Malaysia				456,483

		Mexico – 2.0%

230		Comision Federal de Electricidad, 144A	3.348%	2/09/31	Baa1	221,032
9,255	MXN	Mexican Bonos	8.500%	5/31/29	BBB+	508,131
225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB	236,813
200		Mexico Government International Bond	4.750%	4/27/32	Baa1	222,700
100	EUR	Mexico Government International Bond	1.450%	10/25/33	Baa1	109,928
200		Mexico Government International Bond	4.600%	1/23/46	Baa1	204,404
200		Mexico Government International Bond	4.500%	1/31/50	Baa1	202,646

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Mexico (continued)

$400		Mexico Government International Bond	5.000%	4/27/51	Baa1	$433,572
100	EUR	Mexico Government International Bond	2.125%	10/25/51	Baa1	97,788
25		Petroleos Mexicanos	6.500%	1/23/29	BBB	25,247
545		Petroleos Mexicanos	7.000%	1/23/30	BBB	553,121
245		Petroleos Mexicanos	5.950%	1/28/31	BBB	235,200
140		Petroleos Mexicanos	6.375%	1/23/45	BBB	116,200
712		Petroleos Mexicanos	6.750%	9/21/47	BBB	605,342
355		Petroleos Mexicanos	7.690%	1/23/50	BBB	328,375
		Total Mexico				4,100,499

		Mongolia – 0.2%

475		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B	489,240

		Morocco – 0.5%

310		Morocco Government International Bond, Reg S	5.500%	12/11/42	BBB–	340,023
410		OCP SA, Reg S	5.625%	4/25/24	BBB–	445,167
295		OCP SA, Reg S	4.500%	10/22/25	BBB–	311,827
		Total Morocco				1,097,017

		Netherlands – 0.2%

200		VEON Holdings BV, Reg S	4.000%	4/09/25	BBB–	207,800
200		VEON Holdings BV, Reg S	3.375%	11/25/27	BBB–	197,600
		Total Netherlands				405,400

		Oman – 0.8%

455		Oman Government International Bond, Reg S	3.625%	6/15/21	Ba3	455,751
200		Oman Government International Bond, 144A	6.250%	1/25/31	Ba3	209,000
215		Oman Government International Bond, Reg S	7.375%	10/28/32	Ba3	237,912
305		Oman Government International Bond, 144A	6.750%	1/17/48	Ba3	290,549
400		Oman Government International Bond, Reg S	6.750%	1/17/48	Ba3	381,048
		Total Oman				1,574,260

		Pakistan – 0.2%

200		Pakistan Government International Bond, 144A, (WI/DD)	6.000%	4/08/26	B3	203,250
315		Pakistan Government International Bond, Reg S	6.875%	12/05/27	B–	327,972
		Total Pakistan				531,222

		Panama – 1.1%

705		Panama Government International Bond	3.160%	1/23/30	BBB	733,397
625		Panama Government International Bond	4.300%	4/29/53	BBB	670,213
320		Panama Government International Bond	4.500%	4/01/56	BBB	349,910
200		Panama Government International Bond	3.870%	7/23/60	BBB	197,664
330		Panama Notas del Tesoro	3.750%	4/17/26	BBB	353,892
		Total Panama				2,305,076

		Paraguay – 0.8%

295		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	310,491
640		Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	722,246
525		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	630,000
		Total Paraguay				1,662,737

		Peru – 0.3%

145		Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB	145,305
65		Banco de Credito del Peru, 144A	3.250%	9/30/31	Baa3	65,000
210		Peruvian Government International Bond	2.783%	1/23/31	A3	210,044

210		Peruvian Government International Bond	3.550%	3/10/51	A3	204,481
		Total Peru				624,830

		Philippines – 0.1%

340		Philippine Government International Bond	2.650%	12/10/45	BBB+	305,107

Principal Amount (000) (6)		Description (1)	Coupon	Maturity	Ratings (7)	Value

		Qatar – 1.2%

$200		Ooredoo International Finance Ltd, 144A, (WI/DD)	2.625%	4/08/31	A–	$197,844
290		Qatar Government International Bond, Reg S	4.000%	3/14/29	AA–	328,562
249		Qatar Government International Bond, Reg S	3.750%	4/16/30	AA–	277,777
200		Qatar Government International Bond, Reg S	5.103%	4/23/48	AA–	252,760
490		Qatar Government International Bond, Reg S	4.817%	3/14/49	AA–	599,662
400		Qatar Government International Bond, Reg S	4.400%	4/16/50	AA–	461,433
200		QNB Finance Ltd, Reg S	3.500%	3/28/24	Aa3	212,706
200		QNB Finance Ltd, Reg S	2.625%	5/12/25	Aa3	207,040
		Total Qatar				2,537,784

		Romania – 0.8%

130	EUR	Romanian Government International Bond, Reg S	2.875%	3/11/29	BBB–	168,245
180		Romanian Government International Bond	1.375%	12/02/29	BBB–	209,391
10		Romanian Government International Bond	3.624%	5/26/30	BBB–	13,432
60	EUR	Romanian Government International Bond, Reg S	2.124%	7/16/31	BBB–	71,780
70		Romanian Government International Bond	2.124%	7/16/31	BBB–	83,743
165	EUR	Romanian Government International Bond, Reg S	2.000%	1/28/32	BBB–	193,842
125	EUR	Romanian Government International Bond, Reg S	4.125%	3/11/39	BBB–	170,650
90	EUR	Romanian Government International Bond, 144A	2.625%	12/02/40	BBB–	104,394
52		Romanian Government International Bond, Reg S	6.125%	1/22/44	BBB–	65,866
535	EUR	Romanian Government International Bond, Reg S	3.375%	1/28/50	BBB–	654,959
		Total Romania				1,736,302

		Russia – 1.6%

200		Gtlk Europe Capital DAC, Reg S	4.650%	3/10/27	BB+	202,627
215		Gtlk Europe Capital DAC, Reg S	4.800%	2/26/28	BB+	217,905
600		Russian Foreign Bond – Eurobond	4.750%	5/27/26	BBB	671,413
1,200		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB	1,312,615
400		Russian Foreign Bond – Eurobond, Reg S	4.375%	3/21/29	BBB	436,279
200		Russian Foreign Bond – Eurobond	1.850%	11/20/32	BBB	228,966
200		Russian Foreign Bond – Eurobond	5.100%	3/28/35	BBB	230,040
		Total Russia				3,299,845

		Saudi Arabia – 0.7%

370		Saudi Arabian Oil Co, Reg S	4.250%	4/16/39	A	399,148
225		Saudi Government International Bond, Reg S	3.625%	3/04/28	A1	244,406
765		Saudi Government International Bond, Reg S	3.750%	1/21/55	A1	749,011
		Total Saudi Arabia				1,392,565

		Senegal – 0.4%

200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	199,954
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	190,020
415		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	394,557
		Total Senegal				784,531

		Serbia – 0.6%

125	EUR	Serbia International Bond, 144A	3.125%	5/15/27	BB+	162,180
380	EUR	Serbia International Bond, Reg S	3.125%	5/15/27	BB+	493,028
150	EUR	Serbia International Bond, 144A	1.500%	6/26/29	BB+	175,940
305	EUR	Serbia International Bond, Reg S	1.500%	6/26/29	BB+	357,744
		Total Serbia				1,188,892

		Singapore – 0.3%

690		Temasek Financial I Ltd, 144A	2.500%	10/06/70	AAA	599,202

		South Africa – 0.1%

240		Republic of South Africa Government International Bond	5.750%	9/30/49	Ba2	220,836

		Sri Lanka – 0.3%

415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	CCC+	258,653
335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	CCC+	203,375

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000) (6)	Description (1)			Coupon	Maturity	Ratings (7)	Value

	Sri Lanka (continued)

$230	Sri Lanka Government International Bond, Reg S			6.200%	5/11/27	CCC+	$139,631
	Total Sri Lanka						601,659

	Tanzania, United Republic Of – 0.1%

200	AngloGold Ashanti Holdings PLC			3.750%	10/01/30	Baa3	202,208

	Tunisia – 0.2%

390	Banque Centrale de Tunisie International Bond, Reg S			5.750%	1/30/25	B	339,373

	Turkey – 0.7%

215	Turkey Government International Bond			3.250%	3/23/23	BB–	206,531
245	Turkey Government International Bond			5.125%	2/17/28	BB–	221,059
200	Turkey Government International Bond			5.950%	1/15/31	B2	181,060
200	Turkey Government International Bond			5.875%	6/26/31	BB–	180,496
775	Turkey Government International Bond			5.750%	5/11/47	BB–	627,866
	Total Turkey						1,417,012

	Ukraine – 0.9%

115	Ukraine Government International Bond, Reg S			7.750%	9/01/22	B	121,113
100	Ukraine Government International Bond, Reg S			7.750%	9/01/26	B	108,409
100	Ukraine Government International Bond, 144A			7.750%	9/01/27	B	106,858
323	Ukraine Government International Bond, 144A			7.375%	9/25/32	B	324,634
255	Ukraine Government International Bond, Reg S			7.375%	9/25/32	B	255,826
985	Ukraine Government International Bond, 144A			7.253%	3/15/33	B	979,878
	Total Ukraine						1,896,718

	United Arab Emirates – 1.2%

235	Abu Dhabi Government International Bond, Reg S			2.500%	9/30/29	AA	240,602
270	Abu Dhabi Government International Bond, 144A			3.125%	4/16/30	AA	289,325
410	Abu Dhabi Government International Bond, 144A			3.125%	9/30/49	AA	390,476
455	Abu Dhabi Government International Bond, Reg S			3.125%	9/30/49	AA	433,315
200	Abu Dhabi Government International Bond, 144A			3.875%	4/16/50	AA	217,120
400	Emirate of Dubai Government International Bonds, Reg S			3.900%	9/09/50	N/R	355,482
435	Galaxy Pipeline Assets Bidco Ltd, 144A			2.625%	3/31/36	Aa2	415,947
240	Galaxy Pipeline Assets Bidco Ltd, 144A			2.940%	9/30/40	Aa2	231,389
	Total United Arab Emirates						2,573,656

	Venezuela – 0.1%

1,877	Petroleos de Venezuela SA, Reg S, (8)			6.000%	11/15/26	N/R	81,639
360	Venezuela Government International Bond, Reg S, (8)			9.000%	5/07/23	C	36,540
1,040	Venezuela Government International Bond, Reg S, (8)			9.250%	5/07/28	C	106,600
	Total Venezuela						224,779

	Vietnam – 0.1%

250	Mong Duong Finance Holdings BV, 144A			5.125%	5/07/29	BB	251,250
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $66,069,552)						64,005,036

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 29.4% (20.3% of Total Investments) (9)

	Aerospace & Defense – 0.3%

78	Standard Aero, Term Loan B1	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	75,568
42	Standard Aero, Term Loan B2	3.703%	3-Month LIBOR	3.500%	4/08/26	B–	40,628
476	Transdigm, Inc., Term Loan F	2.359%	1-Month LIBOR	2.250%	12/09/25	Ba3	467,415
596	Total Aerospace & Defense						583,611

	Airlines – 0.3%

162	AAdvantage Loyality IP Ltd., Initial Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	166,572
382	American Airlines, Inc., Term Loan B	2.109%	1-Month LIBOR	2.000%	4/28/23	Ba3	365,600

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Airlines (continued)

$71	American Airlines, Inc., Term Loan B	2.106%	1-Month LIBOR	2.000%	12/14/23	Ba3	$68,327
37	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB–	35,379
652	Total Airlines						635,878

	Auto Components – 0.4%

290	Johnson Controls, Inc., New Dollar Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	287,627
500	Les Schwab Tire Centers, Term Loan B	4.250%	6-Month LIBOR	3.500%	11/02/27	B	501,667
790	Total Auto Components						789,294

	Beverages – 0.1%

12	Jacobs Douwe Egberts, Term Loan B	2.125%	1-Month LIBOR	2.000%	11/01/25	BB+	12,242
209	Triton Water Holdings, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	208,186
221	Total Beverages						220,428

	Biotechnology – 0.3%

617	Grifols, Inc., Term Loan B, First Lien	2.081%	1-Week LIBOR	2.000%	11/15/27	Ba2	611,053

	Building Products – 0.3%

158	Advanced Drainage Systems, Term Loan B	2.375%	1-Month LIBOR	2.250%	9/24/26	Ba1	158,607
115	Ply Gem Industries, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	114,712
335	Quikrete Holdings, Inc., Term Loan B	2.609%	1-Month LIBOR	2.500%	1/31/27	BB–	333,609
608	Total Building Products						606,928

	Capital Markets – 0.2%

440	Lions Gate Entertainment Corporation, Term Loan A	1.859%	1-Month LIBOR	1.750%	3/22/23	Ba2	436,150
84	RPI Finance Trust, Term Loan B1	1.859%	1-Month LIBOR	1.750%	2/11/27	BBB–	83,954
524	Total Capital Markets						520,104

	Chemicals – 0.5%

66	Atotech, Initial Dollar Term Loan	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	65,588
556	Axalta Coating Systems, Term Loan, First Lien	2.004%	3-Month LIBOR	1.750%	6/01/24	Ba1	554,281
268	H.B. Fuller Company, Term Loan B	2.111%	1-Month LIBOR	2.000%	10/21/24	BB+	267,233
100	INEOS US Petrochem LLC, Term Loan B	3.250%	3-Month LIBOR	2.750%	1/29/26	BB+	99,859
990	Total Chemicals						986,961

	Commercial Services & Supplies – 1.7%

74	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B–	73,199
1,087	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	1,078,455
354	GFL Environmental, Term Loan	3.500%	3-Month LIBOR	3.000%	5/30/25	BB–	354,291
51	Pitney Bowes, Inc., 2021 Term Loan	4.120%	3-Month LIBOR	4.000%	3/19/28	BBB–	51,539
96	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	96,704
500	Spin Holdco, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B–	496,382
201	Trans Union LLC, Term Loan B5	1.859%	1-Month LIBOR	1.750%	11/13/26	BBB–	199,363
43	Travelport LLC, Priority Debt Term Loan, (cash 2.500%, PIK 6.500%), (WI/DD)	TBD	TBD	TBD	TBD	B+	43,878

91	West Corporation, Incremental Term Loan B1	4.500%	3-Month LIBOR	3.500%	10/10/24	BB+	87,721
477	WEX, Inc., Term Loan B3	2.359%	1-Month LIBOR	2.250%	5/15/26	N/R	476,525
488	WEX, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	486,683
3,462	Total Commercial Services & Supplies						3,444,740

	Communications Equipment – 0.8%

391	CommScope, Inc., Term Loan B	3.359%	1-Month LIBOR	3.250%	4/04/26	Ba3	389,752

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Communications Equipment (continued)

$499	Mega Broadband Investments, Term Loan B	3.750%	3-Month LIBOR	3.000%	11/12/27	B+	$498,284
398	Plantronics, Term Loan B	2.615%	1-Month LIBOR	2.500%	7/02/25	Ba2	393,619
63	Riverbed Technology, Term Loan, First Lien	7.000%	3-Month LIBOR	6.000%	12/31/25	B2	60,846
330	Univision Communications, Inc., Term Loan C5	2.857%	1-Month LIBOR	2.750%	3/15/24	B	327,767
1,681	Total Communications Equipment						1,670,268

	Containers & Packaging – 0.3%

554	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.859%	1-Month LIBOR	1.750%	2/04/27	BBB–	551,664

	Distributors – 0.2%

380	SRS Distribution, Inc., Term Loan B	3.109%	1-Month LIBOR	3.000%	5/24/25	B	375,702

	Diversified Financial Services – 0.3%

26	Avaya, Inc., Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	N/R	25,716
2	Belk, Inc., First Out Term Loan, First Lien	8.500%	3-Month LIBOR	7.500%	7/31/25	N/R	1,699
7	Belk, Inc., Second Out Term Loan, First Lien	10.000%	3-Month LIBOR	10.000%	7/31/25	N/R	4,780
214	Ditech Holding Corporation., Term Loan B, First Lien, (8)	0.000%	N/A	N/A	6/30/22	N/R	39,487
167	Lions Gate Entertainment Corp., Term Loan B	2.359%	1-Month LIBOR	2.250%	3/24/25	Ba2	164,612
377	Verscend Technologies, 2021 Term Loan, (DD1)	4.177%	3-Month LIBOR	4.000%	8/27/25	BB–	377,657
793	Total Diversified Financial Services						613,951

	Diversified Telecommunication Services – 1.1%

60	Altice France S.A., Term Loan B12	3.794%	1-Month LIBOR	3.688%	1/31/26	B	59,930
935	CenturyLink, Inc, Term Loan B	2.359%	1-Month LIBOR	2.250%	3/15/27	BB+	926,810
298	Frontier Communications Corporation, DIP Term Loan, (8)	5.750%	1-Month LIBOR	4.750%	10/08/21	B3	297,620
79	Intelsat Jackson Holdings, S.A., Term Loan B4, (8)	8.750%	Prime	5.500%	1/02/24	N/R	80,130
125	Intelsat Jackson Holdings, S.A., Term Loan B5, (8)	8.625%	N/A	N/A	1/02/24	N/R	128,198
489	Numericable Group S.A., Term Loan B13	4.198%	3-Month LIBOR	4.000%	8/14/26	B	488,261
356	Zayo Group LLC, Initial Dollar Term Loan	3.109%	1-Month LIBOR	3.000%	3/09/27	B1	353,920
2,342	Total Diversified Telecommunication Services						2,334,869

	Electrical Equipment – 0.3%

387	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	382,864
248	Vertiv Co.,Term Loan B	2.933%	1-Month LIBOR	2.750%	3/02/27	B+	246,523
635	Total Electrical Equipment						629,387

	Entertainment – 0.3%

102	AMC Entertainment, Inc., Term Loan B, (DD1)	5.250%	Prime	2.000%	4/22/26	CCC	88,308
45	Cineworld Group PLC, Second Amendment Dollar, Term Loan	3.750%	6-Month LIBOR	2.750%	9/20/26	CCC	38,673
499	Cineworld Group PLC, Term Loan B, (DD1)	3.500%	6-Month LIBOR	2.500%	2/28/25	CCC	427,538
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.609%	1-Month LIBOR	2.500%	7/03/25	BB–	24,545
671	Total Entertainment						579,064

	Food & Staples Retailing – 1.0%

498	Chobani LLC, Term Loan	4.500%	1-Month LIBOR	3.500%	10/23/27	B–	497,873
1,629	US Foods, Inc., New Term Loan	1.859%	1-Month LIBOR	1.750%	6/27/23	BB–	1,610,353
2,127	Total Food & Staples Retailing						2,108,226

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Food Products – 0.4%

$449	B&G Foods Inc., Term Loan, First Lien	2.609%	1-Month LIBOR	2.500%	10/10/26	BB	$449,131
447	Froneri Lux FinCo SARL, Term Loan, First Lien	2.359%	1-Month LIBOR	2.250%	1/31/27	B1	441,170
896	Total Food Products						890,301

	Health Care Equipment & Supplies – 0.1%

229	Maravai Intermediate Holdings LLC, Initial Term Loan	5.250%	1-Month LIBOR	4.250%	10/19/27	B	229,970

	Health Care Providers & Services – 2.6%

500	Air Medical, Term Loan B	5.750%	3-Month LIBOR	4.750%	10/02/25	B	499,187
200	Aspen Dental, Term Loan B2, (WI/DD)	TBD	TBD	TBD	TBD	B	198,486
477	Brightspring Health, 2021 Term Loan, (DD1)	3.610%	1-Month LIBOR	3.500%	3/05/26	B1	474,238
229	Gates Global LLC., Initial Dollar Term Loan B3, (WI/DD)	TBD	TBD	TBD	TBD	B+	228,856
1,202	HCA, Inc., Term Loan B12	1.859%	1-Month LIBOR	1.750%	3/13/25	BBB–	1,202,988
536	HCA, Inc., Term Loan B13	1.859%	1-Month LIBOR	1.750%	3/18/26	BBB–	535,900
216	Lifepoint Health, Inc., New Term Loan B	3.859%	1-Month LIBOR	3.750%	11/16/25	B1	215,481
330	Schumacher Group, Term Loan B	5.500%	3-Month LIBOR	4.750%	2/26/28	B	327,053
1,366	Select Medical Corporation, Term Loan B	2.360%	1-Month LIBOR	2.250%	3/06/25	Ba2	1,361,314
297	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	294,557
5,353	Total Health Care Providers & Services						5,338,060

	Health Care Technology – 0.6%

888	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	888,218
26	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	26,006
248	Zelis, 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B	246,881
1,162	Total Health Care Technology						1,161,105

	Hotels, Restaurants & Leisure – 2.8%

233	24 Hour Fitness Worldwide, Inc., Exit Term Loan	5.193%	3-Month LIBOR	5.000%	6/17/21	N/R	205,158
376	Aramark Corporation, Term Loan	1.859%	1-Month LIBOR	1.750%	3/11/25	BB+	373,099
1,577	Burger King Corporation, Term Loan B4	1.859%	1-Month LIBOR	1.750%	11/19/26	BB+	1,551,175
995	Caesars Resort Collection, Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	12/22/24	B+	981,917
129	Churchill Downs Incorporated, 2021 Incremental Term Loan B	2.120%	3-Month LIBOR	2.000%	3/17/28	BBB–	128,795
69	Cineworld Group PLC, Priority Term Loan, (cash 7.000%, PIK 8.250%), (DD1)	7.203%	3-Month LIBOR	7.000%	5/23/24	B–	88,163
703	Hilton Hotels, Term Loan B2	1.859%	1-Month LIBOR	1.750%	6/21/26	BBB–	697,167
436	Marriott Ownership Resorts, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	8/31/25	BB	425,765
220	PCI Gaming, Term Loan B	2.609%	1-Month LIBOR	2.500%	5/31/26	BBB–	218,374
757	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.750%	1-Month LIBOR	3.000%	3/31/24	B2	747,028
479	YUM Brands, 2021 Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BBB–	479,879
5,974	Total Hotels, Restaurants & Leisure						5,896,520

	Household Durables – 0.3%

17	Serta Simmons Holdings LLC, First Out Term Loan, (8)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	17,658
57	Serta Simmons Holdings LLC, Second Out Term Loan, (8)	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	54,775
499	Weber-Stephen Products LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	10/30/27	B1	499,311
573	Total Household Durables						571,744

	Household Products – 0.2%

496	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.859%	1-Month LIBOR	2.750%	2/05/23	B+	494,060

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Insurance – 0.5%

$247	Acrisure LLC, Term Loan B	3.703%	3-Month LIBOR	3.500%	2/15/27	B	$245,000
113	Asurion LLC, New Term Loan B8	3.359%	1-Month LIBOR	3.250%	12/23/26	Ba3	112,457
233	Asurion LLC, Term Loan B6	3.109%	1-Month LIBOR	3.000%	11/03/23	Ba3	232,554
42	Broadstreet Partners, Inc., Term Loan	4.750%	3-Month LIBOR	3.750%	1/27/27	B	41,855
198	Broadstreet Partners, Inc., Term Loan B	3.359%	1-Month LIBOR	3.250%	1/27/27	B	196,034
150	Ryan Specialty Group, LLC, 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B1	149,874
983	Total Insurance						977,774

	Interactive Media & Services – 0.5%

500	Adevinta, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	Ba3	501,018
524	Ancestry.com, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	520,938
81	Rackspace Hosting, Inc., 2021 Term Loan, (DD1)	3.500%	3-Month LIBOR	2.750%	2/09/28	B+	80,539
1,105	Total Interactive Media & Services						1,102,495

	Internet & Direct Marketing Retail – 0.1%

250	1-800 Contacts, Term Loan, First Lien	4.500%	6-Month LIBOR	3.750%	11/08/27	B	249,805

	Internet Software & Services – 0.5%

155	BMC Software, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	154,418
629	Greeneden U.S. Holdings II LLC, Term Loan B	4.750%	1-Month LIBOR	4.000%	12/01/27	B–	629,591
291	Uber Technologies, Inc., 2021 Incremental Term Loan	3.609%	1-Month LIBOR	3.500%	4/04/25	B1	290,677
1,075	Total Internet Software & Services						1,074,686

	IT Services – 0.4%

424	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	424,146
395	West Corporation, Term Loan B	5.000%	3-Month LIBOR	4.000%	10/10/24	BB–	383,420
819	Total IT Services						807,566

	Leisure Products – 0.2%

428	Hayward Industries, Inc., Incremental Term Loan	4.500%	1-Month LIBOR	3.750%	8/04/26	B+	428,760

	Life Sciences Tools & Services – 0.2%

121	Inventiv Health, Inc., Term Loan B	1.859%	1-Month LIBOR	1.750%	8/01/24	BB	120,553
53	Parexel International Corp., Term Loan B	2.859%	1-Month LIBOR	2.750%	9/27/24	B2	52,925
160	PPD, Inc., Term Loan B	2.750%	1-Month LIBOR	2.250%	1/13/28	Ba2	159,299
334	Total Life Sciences Tools & Services						332,777

	Machinery – 0.4%

399	Alliance Laundry Systems LLC, Term Loan B	4.250%	3-Month LIBOR	3.500%	10/08/27	B	398,936
499	Thyssenkrupp Elevator, Term Loan B	4.478%	6-Month LIBOR	4.250%	7/31/27	B1	500,591
898	Total Machinery						899,527

	Marine – 0.0%

111	Harvey Gulf International Marine, Inc., Exit Term Loan	7.000%	3-Month LIBOR	6.000%	7/02/23	Caa1	63,732

	Media – 3.7%

463	CBS Outdoor Americas Inc., Term Loan B	1.861%	1-Month LIBOR	1.750%	11/18/26	Ba1	456,961
931	Cequel Communications LLC, Term Loan B	2.356%	1-Month LIBOR	2.250%	1/15/26	BB	919,302
927	Charter Communications Operating Holdings LLC, Term Loan B2	1.860%	1-Month LIBOR	1.750%	2/01/27	BBB–	923,334
734	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.712%	3-Month LIBOR	3.500%	8/21/26	B1	707,362

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Media (continued)

$98	CSC Holdings LLC, Refinancing Term Loan	2.356%	1-Month LIBOR	2.250%	7/17/25	BB	$97,339
245	CSC Holdings, LLC, Term Loan B5	2.606%	1-Month LIBOR	2.500%	4/15/27	Ba3	242,950
60	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	59,100
490	EW Scripps, Term Loan B2	3.313%	1-Month LIBOR	2.563%	5/01/26	BB	488,506
277	Gray Television, Inc., Term Loan B2	2.365%	1-Month LIBOR	2.250%	2/07/24	BB	275,234
461	iHeartCommunications Inc., Term Loan B, (DD1)	3.109%	1-Month LIBOR	3.000%	5/01/26	B+	456,597
253	Intelsat Jackson Holdings, S.A., DIP Term Loan, (8)	6.500%	3-Month LIBOR	5.500%	7/13/21	N/R	256,473
601	Intelsat Jackson Holdings, S.A., Term Loan B, (8)	8.000%	Prime	4.750%	11/27/23	N/R	612,309
79	Meredith Corporation, Incremental Term Loan B	5.250%	3-Month LIBOR	4.250%	1/31/25	BB–	80,868
386	Meredith Corporation, Term Loan B2	2.609%	1-Month LIBOR	2.500%	1/31/25	BB–	382,306
304	Nexstar Broadcasting, Inc., Term Loan B3	2.360%	1-Month LIBOR	2.250%	1/17/24	BB	302,279
413	Sinclair Television Group, Term Loan B2	2.360%	1-Month LIBOR	2.250%	1/03/24	Ba2	411,565
341	Springer SBM Two GmbH, Term Loan B18, (DD1)	4.000%	1-Month LIBOR	3.250%	8/14/26	B+	341,700
194	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	194,195
481	Ziggo B.V., Term Loan	2.606%	1-Month LIBOR	2.500%	4/30/28	BB	476,829
7,738	Total Media						7,685,209

	Multiline Retail – 0.1%

243	EG America LLC, Term Loan, First Lien	4.203%	3-Month LIBOR	4.000%	2/05/25	B–	239,040

	Oil, Gas & Consumable Fuels – 0.2%

107	Fieldwood Energy LLC, DIP Term Loan, (8), (11)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	110,994
772	Fieldwood Energy LLC, Exit Term Loan, (DD1), (8)	0.000%	N/A	N/A	4/11/22	N/R	305,393
267	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (8)	0.000%	N/A	N/A	4/11/23	N/R	15,360
1,146	Total Oil, Gas & Consumable Fuels						431,747

	Paper & Forest Products – 0.1%

199	Asplundh Tree Expert, LLC,Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba1	199,173

	Personal Products – 0.4%

90	Domtar Personal Care, Term Loan, First Lien	5.000%	3-Month LIBOR	4.250%	3/01/28	B	90,207
90	KIK Custom, Term Loan	4.250%	3-Month LIBOR	3.750%	12/22/26	B2	88,834
749	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (5)	4.250%	3-Month LIBOR	3.500%	9/07/23	CC	557,034
1	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1), (5)	4.500%	2-Month LIBOR	3.500%	9/07/23	CC	862
930	Total Personal Products						736,937

	Pharmaceuticals – 1.0%

150	Endo Health Solutions, Inc., 2017 Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	150,167
90	Endo Health Solutions, Inc., 2021 Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B+	87,496
41	Mallinckrodt International Finance S.A., Term Loan B, First Lien, (WI/DD), (8)	TBD	TBD	TBD	TBD	D	40,703
648	Milano, Term Loan B, (DD1)	4.750%	3-Month LIBOR	4.000%	10/01/27	BB–	646,754
117	Valeant Pharmaceuticals International, Inc., Term Loan B	2.859%	1-Month LIBOR	2.750%	11/27/25	BB	116,380
1,034	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.109%	1-Month LIBOR	3.000%	6/02/25	BB	1,032,160
2,080	Total Pharmaceuticals						2,073,660

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Professional Services – 0.5%

$597	Ceridian HCM Holding, Inc., Term Loan B	2.581%	1-Week LIBOR	2.500%	4/30/25	B+	$589,336
171	Nielsen Finance LLC, Term Loan B4	2.103%	1-Month LIBOR	2.000%	10/04/23	BBB–	171,360
299	On Assignment, Inc., Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/02/25	BBB–	299,286
1,067	Total Professional Services						1,059,982

	Real Estate Management & Development – 0.4%

896	GGP, Initial Term Loan A2	3.109%	1-Month LIBOR	3.000%	8/24/23	BB+	876,936

	Road & Rail – 0.5%

309	Avolon LLC, Term Loan B	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	307,811
219	Fly Funding II S.a r.l., Replacement Term Loan	1.950%	3-Month LIBOR	1.750%	8/09/25	BB+	215,489
495	Genesee & Wyoming Inc., Term Loan, First Lien	2.203%	3-Month LIBOR	2.000%	12/30/26	BB+	493,995
1,023	Total Road & Rail						1,017,295

	Semiconductors & Semiconductor Equipment – 0.3%

211	MaxLinear, Inc., Term Loan B	3.250%	1-Month LIBOR	2.500%	5/12/24	BB–	211,861
438	MKS Instruments, Inc., Term Loan B6	1.859%	1-Month LIBOR	1.750%	2/02/26	BB+	438,081
649	Total Semiconductors & Semiconductor Equipment						649,942

	Software – 2.4%

356	DiscoverOrg, LLC, Term Loan B	3.109%	1-Month LIBOR	3.000%	2/01/26	BB–	356,284
711	Ellucian, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	10/07/27	B	711,855
345	Epicor Software Corporation, Term Loan B	4.000%	1-Month LIBOR	3.250%	7/31/27	B2	344,595
500	Infoblox, Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	12/01/27	B2	500,090
214	McAfee LLC, Term Loan B	3.859%	1-Month LIBOR	3.750%	9/29/24	BB	214,429
121	Micro Focus International PLC, New Term Loan	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	119,671
813	Micro Focus International PLC, Term Loan B	2.859%	1-Month LIBOR	2.750%	6/21/24	BB	808,167
486	Quintiles Transnational Corporation, Dollar Term Loan B3	1.953%	3-Month LIBOR	1.750%	6/11/25	BBB–	484,427
150	RealPage, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	149,500
298	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	295,520
223	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.859%	1-Month LIBOR	1.750%	4/16/25	BB+	220,651
499	Thomson Reuters IP & S, Incremental Term Loan B	4.000%	1-Month LIBOR	3.000%	10/31/26	B	499,124
80	TIBCO Software, Inc., Term Loan, First Lien	3.860%	1-Month LIBOR	3.750%	7/03/26	B+	79,283
303	Ultimate Software,Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B1	303,574
5,099	Total Software						5,087,170

	Specialty Retail – 0.4%

474	Belron Finance US LLC, Initial Term Loan B	2.443%	3-Month LIBOR	2.250%	11/07/24	BB+	473,880
370	Petsmart, Inc., 2021 Term Loan	4.500%	3-Month LIBOR	3.750%	2/12/28	BB–	369,944
844	Total Specialty Retail						843,824

	Technology Hardware, Storage & Peripherals – 0.8%

467	Dell International LLC, Term Loan B	2.000%	1-Month LIBOR	1.750%	9/19/25	BBB–	467,528
244	NCR Corporation, Term Loan B	2.720%	3-Month LIBOR	2.500%	8/28/26	BB+	242,237
160	Peraton Corp, Delayed Draw Term Loan, (WI/DD), (11)	TBD	TBD	TBD	TBD	BB–	159,683
91	Peraton Corp., Term Loan, First Lien	4.500%	3-Month LIBOR	3.750%	2/01/28	BB–	90,734
605	Western Digital, Term Loan B	1.865%	1-Month LIBOR	1.750%	4/29/23	BBB–	605,681
1,567	Total Technology Hardware, Storage & Peripherals						1,565,863

	Textiles, Apparel & Luxury Goods – 0.0%

75	Careismatic, Term Loan, First Lien	3.750%	1-Month LIBOR	3.250%	1/06/28	B1	74,734

	Trading Companies & Distributors – 0.4%

556	HD Supply Waterworks, Ltd., Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	555,144

Principal Amount (000)	Description (1)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (7)	Value

	Trading Companies & Distributors (continued)

$378	Univar, Inc., Term Loan B	2.359%	1-Month LIBOR	2.250%	7/01/24	BBB–	$376,490
934	Total Trading Companies & Distributors						931,634
62,819	Total Variable Rate Senior Loan Interests (cost $61,866,281)						61,254,156

Shares	Description (1)			Coupon		Ratings (7)	Value

	CONVERTIBLE PREFERRED SECURITIES – 1.2% (0.8% of Total Investments)

	Life Sciences Tools & Services – 0.5%

10,560	Avantor Inc			6.250%		N/R	$953,251

	Semiconductors & Semiconductor Equipment – 0.7%

1,010	Broadcom Inc			8.000%		N/R	1,489,235
	Total Convertible Preferred Securities (cost $1,827,256)						2,442,486

Shares	Description (1)	Coupon	Issue Price	Cap Price	Maturity		Value

	STRUCTURED NOTES – 0.2% (0.2% of Total Investments)

11,800	Merrill Lynch International & Co. C.V., Structured Warrant, Linked to Common Stock of Teradata Corp. (Cap 125.77% of the Issue Price), (WI/DD)	16.000%	$39.5238	$49.7091	9/27/21		$455,995
	Total Structured Notes (cost $466,381)						455,995

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$26	iHeartCommunications Inc			8.375%	5/01/27	CCC+	$27,895
26	Total Corporate Bonds (cost $27,180)						27,895

Shares	Description (1)						Value

	WARRANTS – 0.0% (0.0% of Total Investments)

	Entertainment – 0.0%

21,239	Cineworld Warrant, (3)						$12,722
	Total Warrants (cost $0)						12,722

Shares	Description (1)						Value

	COMMON STOCK RIGHTS – 0.0%

	Oil, Gas & Consumable Fuels – 0.0%

1,923	Fieldwood Energy Inc, (3), (4)						$—
388	Fieldwood Energy Inc, (3), (4)						—
	Total Oil, Gas & Consumable Fuels						—
	Total Common Stock Rights (cost $54,874)						—
	Total Long-Term Investments (cost $248,971,245)						285,330,898

Principal Amount (000)/ Shares	Description (1)			Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 7.9% (5.4% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0% (2.8% of Total Investments)

$8,384	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/21, repurchase price $8,384,477, collateralized by: $6,496,100, U.S. Treasury Notes, 0.500%, due 3/31/25, value $6,461,593 $2,048,100, U.S. Treasury Notes, 1.125%, due 2/28/25, value $2,090,763			0.000%	4/01/21		$8,384,477

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Value

	INVESTMENT COMPANIES – 3.9% (2.6% of Total Investments)

8,032,295	BlackRock Liquidity Funds T-Fund Portfolio	0.025% (12)	$8,032,294
	Total Short-Term Investments (cost $16,416,771)		16,416,771
	Total Investments (cost $265,388,016) – 144.8%		301,747,669
	Borrowings – (39.8)% (13), (14)		(82,900,000)
	Other Assets Less Liabilities – (5.0)% (15)		(10,478,510)
	Net Assets Applicable to Common shares – 100%		$208,369,159

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Euro	29,000	U.S. Dollar	34,362	Bank of America, N.A.	6/16/21	$(303)
Chinese Yuan	1,365,000	U.S. Dollar	207,940	Barclays Bank PLC	6/16/21	(1,112)
Czech Koruna	2,030,000	U.S. Dollar	92,014	BNP Paribas	6/16/21	(794)
Hungarian Forint	28,000,000	U.S. Dollar	90,759	BNP Paribas	6/16/21	(193)
Singapore Dollar	125,000	U.S. Dollar	92,888	BNP Paribas	6/16/21	4
U.S. Dollar	22,511	Euro	19,000	Canadian Imperial Bank of Commerce	6/16/21	196
U.S. Dollar	238,544	Euro	200,000	Citibank, National Association	6/16/21	3,653
U.S. Dollar	88,427	Euro	75,000	Citibank, National Association	6/16/21	343
U.S. Dollar	422,536	Mexican Peso	8,960,000	Citibank, National Association	6/16/21	(12,441)
Turkish Lira	690,000	U.S. Dollar	86,591	Goldman Sachs Bank USA	6/16/21	(7,226)
U.S. Dollar	92,374	Czech Koruna	2,030,000	Goldman Sachs Bank USA	6/16/21	1,154
U.S. Dollar	58,521	Euro	50,000	Goldman Sachs Bank USA	6/16/21	98
U.S. Dollar	90,687	Hungarian Forint	28,000,000	Goldman Sachs Bank USA	6/16/21	121
U.S. Dollar	87,691	Turkish Lira	690,000	Goldman Sachs Bank USA	6/16/21	8,326
Brazilian Real	523,000	U.S. Dollar	92,912	JPMorgan Chase Bank N.A.	6/02/21	(341)
Brazilian Real	416,000	U.S. Dollar	72,500	JPMorgan Chase Bank N.A.	6/02/21	1,132
Brazilian Real	526,000	U.S. Dollar	92,560	JPMorgan Chase Bank N.A.	6/02/21	542
Brazilian Real	419,000	U.S. Dollar	74,953	JPMorgan Chase Bank N.A.	6/02/21	(790)
Colombian Peso	340,400,000	U.S. Dollar	95,551	JPMorgan Chase Bank N.A.	6/16/21	(2,762)
Egyptian Pound	1,610,000	U.S. Dollar	98,141	JPMorgan Chase Bank N.A.	5/10/21	3,142
Indian Rupee	6,880,000	U.S. Dollar	92,970	JPMorgan Chase Bank N.A.	6/16/21	(7)
Peruvian Sol	345,000	U.S. Dollar	93,529	JPMorgan Chase Bank N.A.	6/16/21	(1,399)
Philippine Peso	4,620,000	U.S. Dollar	94,479	JPMorgan Chase Bank N.A.	6/16/21	78
Russian Ruble	6,922,000	U.S. Dollar	92,663	JPMorgan Chase Bank N.A.	6/16/21	(1,906)
South Korean Won	105,260,000	U.S. Dollar	92,711	JPMorgan Chase Bank N.A.	6/16/21	632
Thailand Baht	2,860,000	U.S. Dollar	92,815	JPMorgan Chase Bank N.A.	6/16/21	(1,320)
U.S. Dollar	60,738	Brazilian Real	340,000	JPMorgan Chase Bank N.A.	6/02/21	558
U.S. Dollar	187,630	Brazilian Real	1,022,000	JPMorgan Chase Bank N.A.	6/02/21	6,736
U.S. Dollar	92,216	Brazilian Real	522,000	JPMorgan Chase Bank N.A.	6/02/21	(178)
U.S. Dollar	94,598	Colombian Peso	340,400,000	JPMorgan Chase Bank N.A.	6/16/21	1,809
U.S. Dollar	93,533	Indian Rupee	6,880,000	JPMorgan Chase Bank N.A.	6/16/21	570
U.S. Dollar	92,630	Peruvian Sol	345,000	JPMorgan Chase Bank N.A.	6/16/21	500
U.S. Dollar	94,286	Philippine Peso	4,620,000	JPMorgan Chase Bank N.A.	6/16/21	(271)
U.S. Dollar	93,580	Russian Ruble	6,922,000	JPMorgan Chase Bank N.A.	6/16/21	2,823
U.S. Dollar	92,864	Singapore Dollar	125,000	JPMorgan Chase Bank N.A.	6/16/21	(28)
U.S. Dollar	92,809	South Korean Won	105,260,000	JPMorgan Chase Bank N.A.	6/16/21	(534)
U.S. Dollar	92,803	Thailand Baht	2,860,000	JPMorgan Chase Bank N.A.	6/16/21	1,308
U.S. Dollar	7,203,855	Euro	6,040,051	Morgan Stanley Capital Services LLC	6/16/21	110,083
Mexican Peso	430,000	U.S. Dollar	20,786	Standard Chartered Bank	6/16/21	89
U.S. Dollar	173,513	Euro	146,000	State Street Bank and Trust Company	6/16/21	2,042
U.S. Dollar	179,603	Euro	153,000	State Street Bank and Trust Company	6/16/21	(89)
Euro	6,000	U.S. Dollar	7,074	Toronto Dominion Bank	6/16/21	(27)
U.S. Dollar	91,954	Mexican Peso	1,920,000	UBS AG	6/16/21	(1,256)
Total						112,962

Futures Contracts - Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	(6)	6/21	$(949,259)	$(950,450)	$(1,191)	$(563)
Eurex Euro-Bund	(20)	6/21	(4,012,572)	(4,017,201)	(4,629)	(6,567)
Eurex Euro-Buxl	(6)	6/21	(1,459,948)	(1,449,739)	10,209	(6,051)
Total			$(6,421,779)	$(6,417,390)	$4,389	$(13,181)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (16)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(3,590,841)	$(3,590,841)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2		Level 3	Total
Long-Term Investments:
Common Stocks	$48,227,663	$33,914,015		$12,396	$82,154,074
Real Estate Investment Trust Common Stocks	74,978,534	—		—	74,978,534
Emerging Market Debt and Foreign Corporate Bonds	—	64,005,036		—	64,005,036
Variable Rate Senior Loan Interests	—	60,696,260		557,896	61,254,156
Convertible Preferred Securities	2,442,486	—		—	2,442,486
Structured Notes	—	455,995		—	455,995
Corporate Bonds	—	27,895		—	27,895
Warrants	—	12,722		—	12,722
Common Stock Rights	—	—	**	—	—

Short-Term Investments:
Repurchase Agreements	—	8,384,477		—	8,384,477
Investment Companies	8,032,294	—		—	8,032,294

Investments in Derivatives:
Forward Foreign Currency Contracts*	—	112,962		—	112,962
Futures Contracts*	4,389	—		—	4,389
Interest Rate Swaps*	—	(3,590,841)		—	(3,590,841)
Total	$133,685,366	$164,018,521		$570,292	$298,274,179
*	Represents net unrealized appreciation (depreciation).
**	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	For fair value measurement disclosure purposes, investment classified as Level 2.

(4)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(7)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(12)	The rate shown is the seven-day subsidized yield as of the end of the reporting period.

(13)	Borrowings as a percentage of Total Investments is 27.5%.

(14)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(15)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(16)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

LIBOR	London Inter-Bank Offered Rate

MXN	Mexican Peso

N/A	Not applicable

PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.